UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ashfield & Co., Inc.
Address: 750 Battery Street, Suite 600
         San Francisco, CA 94111

13F File Number: 28-01558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frances Chiu
Title:   Chief Compliance Officer
Phone:   (415) 391-4747

Signature, Place, and Date of Signing:

   /s/ Frances Chiu     San Francisco, CA     May 14, 2007

Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     59
Form 13F Information Table Value Total:     $9,093 ( X $1000)


List of Other Included Managers:

None





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT   OTHER           VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

ABBOTT LABORATORIES            COM              002824100      186     3300 SH       SOLE                              3300
AETNA INC NEW                  COM              00817Y108      166     3800 SH       SOLE                              3800
AMERICAN EXPRESS CO            COM              025816109      171     3035 SH       SOLE                              3035
AMGEN INC                      COM              031162100      116     2072 SH       SOLE                              2072
APPLE INC                      COM              037833100      115     1240 SH       SOLE                              1240
AVON PRODUCTS INC              COM              054303102       84     2250 SH       SOLE                              2250
BARD C R INC                   COM              067383109      159     2000 SH       SOLE                              2000
BOEING CO                      COM              097023105      124     1400 SH       SOLE                              1400
CERNER CORP                    COM              156782104      157     2882 SH       SOLE                              2882
CISCO SYS INC                  COM              17275R102      240     9404 SH       SOLE                              9404
COGNIZANT TECH SOLUTIO         CL A             192446102      152     1723 SH       SOLE                              1723
COGNOS INC                     COM              19244C109       83     2100 SH       SOLE                              2100
COMCAST CORP NEW               CL A             20030N101       84     3250 SH       SOLE                              3250
CORNING INC                    COM              219350105      109     4805 SH       SOLE                              4805
DST SYS INC DEL                COM              233326107      239     3175 SH       SOLE                              3175
DANAHER CORP DEL               COM              235851102      107     1499 SH       SOLE                              1499
EBAY INC                       COM              278642103      125     3775 SH       SOLE                              3775
ECOLAB INC                     COM              278865100      173     4028 SH       SOLE                              4028
ELECTRONIC ARTS INC            COM              285512109      116     2310 SH       SOLE                              2310
EXPEDITORS INTL WASH INC       COM              302130109      135     3264 SH       SOLE                              3264
FRANKLIN RES INC               COM              354613101      225     1863 SH       SOLE                              1863
GENENTECH INC                  COM NEW          368710406       85     1029 SH       SOLE                              1029
GENERAL ELECTRIC CO            COM              369604103      130     3690 SH       SOLE                              3690
GOOGLE INC                     CL A             38259P508       82      180 SH       SOLE                               180
HALLIBURTON CO                 COM              406216101       84     2650 SH       SOLE                              2650
HANSEN NAT CORP                COM              411310105       87     2300 SH       SOLE                              2300
ILLINOIS TOOL WKS INC          COM              452308109      225     4360 SH       SOLE                              4360
INTEL CORP                     COM              458140100      135     7077 SH       SOLE                              7077
INTERNATIONAL BUSINESS MACH    COM              459200101      167     1775 SH       SOLE                              1775
INTERNATIONAL GAME TECHNOLOGY  COM              459902102      154     3820 SH       SOLE                              3820
JACOBS ENGR GROUP INC DEL      COM              469814107      252     5400 SH       SOLE                              5400
JOHNSON & JOHNSON              COM              478160104      187     3100 SH       SOLE                              3100
LOWES COS INC                  COM              548661107      100     3170 SH       SOLE                              3170
MARRIOTT INTL INC NEW          CL A             571903202      167     3416 SH       SOLE                              3416
MCDONALDS CORP                 COM              580135101      178     3943 SH       SOLE                              3943
METRONIC INC                   COM              585055106      149     3031 SH       SOLE                              3031
MERRILL LYNCH & CO INC         COM              590188108      125     1525 SH       SOLE                              1525
MICROSOFT CORP                 COM              594918104      240     8600 SH       SOLE                              8600
MORGAN STANLEY                 COM NEW          617446448      242     3070 SH       SOLE                              3070
NATIONAL OILWELL VAR           COM              637071101      124     1600 SH       SOLE                              1600
NIKE INC                       CL B             654106103       80      750 SH       SOLE                               750
OFFICE DEPOT INC               COM              676220106      115     3259 SH       SOLE                              3259
PEPSICO INC                    COM              713448108      199     3125 SH       SOLE                              3125
PRAXAIR INC                    COM              74005P104      163     2589 SH       SOLE                              2589
PRICE T ROWE GROUP INC         COM              74144T108      192     4069 SH       SOLE                              4069
PROCTER & GAMBLE CO            COM              742718109      139     2200 SH       SOLE                              2200
QUALCOMM INC                   COM              747525103      166     3900 SH       SOLE                              3900
ROBERT HALF INTL INC           COM              770323103      176     4759 SH       SOLE                              4759
ROCKWELL AUTOMATION INC        COM              773903109      214     3575 SH       SOLE                              3575
SCHEIN HENRY INC               COM              806407102      111     2014 SH       SOLE                              2014
SCHLUMBERGER LTD               COM              806857108      102     1472 SH       SOLE                              1472
STATE STR CORP                 COM              857477103      257     3965 SH       SOLE                              3965
STRYKER CORP                   COM              863667101      123     1860 SH       SOLE                              1860
TEXAS INSTRS INC               COM              882508104      163     5400 SH       SOLE                              5400
TIFFANY & CO NEW               COM              886547108      143     3140 SH       SOLE                              3140
WAL MART STORES INC            COM              931142103      290     6180 SH       SOLE                              6180
WALGREEN CO                    COM              931422109      165     3590 SH       SOLE                              3590
YAHOO INC                      COM              984332106      125     4000 SH       SOLE                              4000
ACCENTURE LTD BERMUDA          CL A             G1150G111      191     4960 SH       SOLE                              4960
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